Description of Business - Non-Regulated - Energy Infrastructure (Details)	12 Months Ended
Dec. 31, 2016 station MW Bcf
BECOL | Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	51
Long-term contract for electric power, term	50 years
Generating facilities | station	3
Waneta Partnership
Public Utilities, General Disclosures [Line Items]
Long-term contract for electric power, term	40 years
Waneta Partnership | Hydroelectric Power Generation
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	335
Waneta Partnership
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest (percent)	51.00%
Generating capacity (MW)	335
Noncontrolling ownership (percent)	49.00%
Aitken Creek | Aitken Creek Gas Storage ULC
Public Utilities, General Disclosures [Line Items]
Controlling ownership interest (percent)	93.80%
Generating capacity (billion cubic feet) | Bcf	77
Walden
Public Utilities, General Disclosures [Line Items]
Generating capacity (MW)	16